UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-576

                           Northeast Investors Trust
               (Exact name of Registrant as specified in charter)

                         125 High Street, Room 901
                               Boston, MA 02110
              (Address of principal executive offices) (Zip code)

                                 David Randall
                         125 High Street, Room 901
                               Boston, MA 02110
                    (Name and address of agent for service)
        Registrant's telephone number, including area code: 857-263-8100

                  Date of fiscal year end: September 30

                  Date of reporting period: September 30, 2011



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street,
NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.




Item 1. Reports to Stockholders.

                                   NORTHEAST
                                   INVESTORS
                                     TRUST
                                 A NO-LOAD FUND
                                 Annual Report
                             For the Period Ending
                               September 30, 2011

Table of Contents
Letter to Shareholders                                                  1
Historical Information                                                  3
Summary of Net Assets                                                   8
Schedule of Investments                                                 9
Financial Statements                                                    13
Financial Highlights                                                    16
Notes to the Financial Statements                                       17
Report of Independent Registered Public
Accounting Firm                                                         22
Trustees & Officers                                                     23

Dear Fellow Shareholders,
During the second half of 2011, the European financial crisis resurfaced. Northeast Investors Trust gave up its first half outperformance advantage, leaving the fund with a fiscal year total return of -1.6% versus the total return for the Bank of America/Merrill Lynch Master II Index of 1.3%. Breaking this down a bit, the second half divergence versus the index was more than accounted for by the out-of-index positions in the portfolio such as equities, while the defensive positioning of our core high yield bond portfolio generally benefited the shareholders during the volatile markets.

Midway through fiscal year, we began selling off a portion of the equities in the portfolio. Most of these investments are the outcomes of capital structure reorganizations, and the two largest at times traded well above both our cost and the face amount of the underlying bonds. With regard to our ongoing holdings, their trading volatility was higher than that of the high yield market during the recent period of market weakness.On the core fixed income side, we were positioned relatively well for the weakness that would occur in the summer.

Looking forward, we see two major issues facing the markets: Europe, and then, perhaps surprisingly to some, China. Our most basic, albeit clinical, thinking would be that European sovereign debt levels per se need not present insurmountable near- or intermediate-term challenges, but that political constraints could prevent appropriate policy fixes to be applied, as we believe they did in 2008-2009 in the U.S. We continue to believe that the costs of inaction only rise with time, and that the solutions will only get more expensive and more politically risky to undertake. This means that downside risk is present and self-reinforcing. Looking beyond Europe, we maintain an unorthodox view that the investment levels in China--and much of the Emerging Markets, for that matter--are unsustainable and that the rates of return on such projects will be questionable. For this reason, we have a cautious view of cyclical sectors that are benefitting most from the construction boom in emerging markets.

At the same time, we do not think it is inconsistent that we continue to have a sizable exposure to oil and gas bonds. We are drawn to those high yield credits because of their outsized interest coverage ratios and the fundamental asset values that back the debt that we own.

If the economic situation were not so serious, we could be simply intrigued with the very interesting question as to how policy makers should approach today's difficulties: it seems that there are currently more divergences in economic opinions and policy prescriptions than ever, in contrast to a narrowing toward consensus thinking that we believe had been occurring in recent periods. While we think we have a coherent view on many of the economic developments and policy options--particularly as they relate to the intersection of the credit markets and economics-- there is a critical political element to all these matters, and we find that analysis uncertain and difficult to bring to bear in making definitive investment opinions. While many of us would like to think that the realized outcomes were "inevitable"-- and certainly they are far too often characterized as such after the fact --an honest ex ante analysis would lead one to conclude that there was and is a lot of uncertainty. Accordingly, much of our thinking involves a probability-weighted scenario analysis, albeit ultimately with a need also to apply intuition and experience to the process.

We have varied the portfolio's risk level in recent months and are relatively comfortable with the current portfolio structure.We are endeavoring to find securities with high yields but whose long-term fortunes are not tethered to an immediate resolution of the European situation.We would like to think we have positioned our bond holdings relatively well against the risks highlighted above. Accordingly, we remain positioned with a barbell strategy, notwithstanding some challenges in calibrating the overall portfolio's day-to-day trading volatility around that of the high yield market.
We continue to be substantial shareholders of the Trust in our own right, and thus there is a mutual interest in having our portfolio strategies prove successful.

Sincerely,
Bruce H. Monrad
Chairman of the Trustees
Page 2

Historical Information (Unaudited)

                                                                                Distribution Per Share
Fiscal             At End of Fiscal Year                                          During Fiscal Year         Average
Year             Approximate         Full       Net Asset        Total             From           From       Monthly
Ended             Number of         Shares        Value           Net               Net         Realized    Net Asset
Sept. 30        Shareholders     Outstanding    Per Share        Assets           Income          Gain        Value
------------------------------------------------------------------------------------------------------------------------
1950(a)              67             27,685        $10.12        $280,172           $0.22         $0.0000      $9.86
1951                 113            51,070        11.09         566,238            0.60          0.2709       10.71
1952                 159            78,519        11.33         889,359            0.61          0.2597       11.28
1953                 193            96,413        10.83        1,044,115           0.65          0.1046       11.57
1954                 290           131,031        14.17        1,855,734           0.61          0.2269       12.75
1955                 366           159,278        16.93        2,695,322           0.675         0.3886       16.30
1956                 417           168,256        16.87        2,837,437           0.745         0.3185       17.65
1957                 437           180,360        14.57        2,626,103           0.76          1.2450       16.72
1958                 505           210,929        16.55        3,489,777           0.76          0.6658       15.75
1959                 694           259,709        16.77        4,354,809           0.76          1.6951       18.36
1960                 884           316,915        15.73        4,986,360           0.79          0.5663       16.58
1961                1,156          391,126        17.23        6,739,320           0.80          0.8179       17.33
1962                1,508          492,454        16.48        8,111,024           0.80          0.4345       17.45
1963                2,142          676,976        17.80        12,046,866          0.80          0.4134       17.70
1964                2,800          981,037        18.48        18,122,167          0.83          0.4899       18.36
1965                3,380         1,238,570       18.46        22,855,525          0.84          0.4642       18.80
1966                3,678         1,445,424       16.03        23,163,540          0.86          0.4346       18.08
1967                3,773         1,644,607       17.31        28,454,561          0.90          0.3157       17.08
1968                3,932         1,954,413       17.74        34,657,130          0.94          0.4357       17.31
1969                4,396         2,225,423       15.30        34,032,661          0.99          0.4378       17.07
1970                5,066         2,618,638       14.15        37,049,008          1.035         0.0000       14.57
1971                5,574         3,174,649       15.23        48,329,677          1.10          0.0000       15.04
1972                6,276         3,924,201       15.75        61,787,749          1.15          0.0000       15.74
1973                7,269         4,541,622       15.18        68,896,938          1.14          0.0000       15.62
1974                7,380         4,735,497       12.35        58,446,955          1.16          0.0000       13.95
1975                8,354         5,995,696       13.04        78,126,666          1.21          0.0000       13.10
1976               10,023         8,067,930       14.57       117,514,100          1.25          0.0000       14.02
1977               12,871         10,781,998      14.93       160,882,937          1.28          0.0000       14.96
1978               13,717         11,838,531      14.03       166,015,297          1.28          0.0000       14.34
1979               13,924         12,463,013      13.01       162,045,583          1.285         0.0000       13.89
1980               13,086         12,405,590      11.26       139,586,138          1.34          0.0000       11.78
1981               11,828         12,249,619       9.38       114,852,760          1.395         0.0000       10.35
1982               12,792         13,360,184      10.88       145,243,484          1.41          0.0000       10.01
1983               13,027         14,361,773      11.83       169,821,605          1.44          0.0000       11.96
1984               11,634         15,324,746      10.98       168,229,381          1.46          0.0000       10.34
1985               11,991         17,887,582      12.19       217,989,344          1.46          0.0000       11.77
1986               14,431         23,037,102      13.60       313,197,229          1.46          0.0000       13.17
1987               17,532         26,987,069      12.89       347,841,198          1.46          0.0000       13.63
1988               19,107         33,268,240      12.16       404,218,905          1.94          0.0000       12.13
1989               18,749         34,498,332      11.18       385,389,718          1.54          0.0000       11.64
1990               16,895         31,459,941       8.81       277,133,819          1.43          0.0000        9.78
1991               15,747         35,220,038       8.83       310,667,350          1.34          0.0000        8.36
1992               15,918         47,684,814       9.50       452,773,909          1.15          0.0000        9.22
1993               16,209         47,797,167       9.94       474,975,825          1.02          0.0000        9.68
1994               17,460         58,148,389      10.02       582,093,443          0.99          0.0000       10.27
1995               20,644         77,209,155      10.33       797,559,000          0.96          0.0000       10.01
1996               24,631        110,229,375      10.90      1,200,483,907         0.99          0.0000       10.46
1997               34,213        175,955,357      11.79      2,074,181,767         1.00          0.0000       11.32
1998               38,781        196,523,494      10.42      2,046,655,613         0.96          0.0000       11.58
1999               34,735        204,309,420      10.08      2,059,107,419         0.98          0.1772       10.35
2000               32,850        157,648,926       9.08      1,430,592,442         1.115         0.0000        9.47
2001               25,184        158,103,174       7.42      1,172,141,899         0.97          0.0000        8.31
2002               23,522        208,979,224       7.05      1,471,469,994         0.67          0.0000        7.46
2003               21,969        249,615,565       7.19      1,794,728,603         0.56          0.0000        7.06
2004               21,331        247,232,032       7.59      1,875,883,401         0.63          0.0000        7.48
2005               21,223        177,891,341       7.58      1,347,278,591         0.54          0.0000        7.70
2006               20,795        183,131,641       7.60      1,390,905,673        0.585          0.0000        7.56
2007               19,106        165,291,354       7.68      1,268,436,554         0.56          0.0000        7.85
2008               16,520        118,452,760       5.94        703,572,671         0.56          0.0000        6.95
2009               16,716        154,496,180       5.74        885,806,723         0.44          0.0000        4.57
2010               18,217        120,110,979       6.03        723,592,180         0.44          0.0000        5.93
2011               12,111         84,950,722       5.52        468,925,715         0.44          0.0000        6.15
------------------------------------------------------------------------------------------------------------------------

(a) From March 1, 1950, date of organization of the Trust. The shares were initially sold on March 1, 1950 at a net asset value of $10.00 per share.


Average Annual Total Return (unaudited)
One year ended September 30, 2011                              -1.60%
Five years ended September 30, 2011                             1.59%
Ten years ended September 30, 2011                              5.20%

SEC Yield (unaudited)
Yield calculated as of September 30, 2011: 8.23%


About Your Fund's Expenses (unaudited)
                                                                Beginning       Ending          Expenses Paid
                                                Annualized      Account Value   Account Value   During Period
                                                Expense Ratio   3/31/2011       9/30/2011       3/31/2011 - 9/30/2011*
                                                ----------------------------------------------------------------------
Actual Return                                   0.99%           $1,000.00       $ 914.80        $4.91
8.52%
Hypothetical
(5% return before expenses)                     0.99%           $1,000.00       $1,020.10       $5.01


Example:
As a shareholder of the Trust, you incur ongoing costs, including management fees, and other fund expenses. This example is intended to help you understand these expenses of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period shown and held for the entire period.

Actual Expenses:
The first line of the table above provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on you account during this period.

* Expenses are equal to the Trust's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes:
The second line of the table above provides information about hypothetical account values and hypothetical expenses based on the Trust's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Fixed Income Portfolio Composition (unaudited)
Distribution by Maturity
(% of portfolio)
Under 1 Year                             4%
1-5 Years                               43%
5-10 Years                              39%
10-15 Years                              0%
Over 15 Years                           14%
-------------------------------------------
Total                                  100%

Quarterly Portfolio Holdings

Each fiscal quarter-end the Trust is required to file a complete schedule of portfolio holdings with the Securities and Exchange Commission. The schedules of portfolio holdings for the second and fourth quarters appear in the semi-annual and annual reports to shareholders. For the first and third quarters, the Trust files the schedules of portfolio holdings with the SEC on FormN-Q. The Trust makes the information on FormN-Q available on its website at www.northeastinvestors.com or upon request.

Shareholders may also access and review information and reports of the Trust, including Form N-Q, at the SEC's Public Reference Room in Washington, D.C. You can call the SEC at 1-202-942-8090 for information about the operation of the Public Reference Room. Reports and other information about the Trust are available on the SEC's internet site at http://www.sec.gov and copies may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the Public Reference
Center of the Securities and Exchange Commission, Washington, D.C. 20549-0102. The Trust's reference number as a registrant under the Investment Company Act of 1940 is 811-576.

Performance Graph--Ten Years (unaudited)
The following graph compares the cumulative total shareholder return on Northeast Investors Trust shares over the ten preceding fiscal years to the cumulative total share return on the Bank of America Merrill Lynch High Yield Master II Index, assuming an investment of $10,000 in both at their closing prices on September 30, 2001 and reinvestment of dividends and capital gains. The Bank of America Merrill Lynch High Yield Master II Index is an unmanaged market valueweighted index comprised of 1,800 domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. It is shown for comparative purposes only and reflects no deductions for fees, expenses or taxes. Keep in mind that past performance does not guarantee future returns, and an investment in the Trust is not guaranteed.

[GRAPH OMITTED]

Year                2001     2002      2003      2004      2005      2006      2007      2008     2009      2010      2011
NEIT              $10,000  $10,400    $11,485  $13,196   $14,134   $15,314   $16,622   $13,958   $14,886   $16,842   $16,572
High Yield Master $10,000 $ 9,728     $12,578  $14,131   $15,078   $16,278   $17,540   $15,492   $18,955   $22,464   $22,761

Summary of Net Assets
September 30, 2011 (unaudited)
                                                                                                % of
                                                                        Value                   Net Assets
Corporate Bonds, Notes & Preferred Securities
Advertising                                                             $3,412,500              0.73%
Aerospace / Defense                                                     21,980,000              4.69%
Automobile & Truck                                                         739,000              0.16%
Building Products                                                       13,209,690              2.82%
Chemicals                                                               29,797,045              6.35%
Construction & Farming                                                   7,245,000              1.54%
Drug Stores                                                             16,481,340              3.51%
Electrical Utility                                                      14,515,200              3.10%
Energy/Natural Resources                                               110,367,520             23.54%
Entertainment                                                           43,053,950              9.18%
Financial Services                                                      61,200,747             13.05%
Food Processing                                                         21,580,820              4.60%
Gaming                                                                   5,076,768              1.08%
Machine / Tools                                                          9,800,000              2.09%
Office Electronics                                                      14,535,937              3.10%
Oil & Gas Drilling                                                       7,563,405              1.61%
Packaging & Container                                                   43,989,163              9.38%
Paper/Forest Products                                                       27,546              0.01%
Publishing                                                              13,213,000              2.82%
Telecom Equipment                                                       10,800,000              2.30%
Thrifts & Mortgage Finance                                              28,797,610              6.14%
                                                                      ------------            -------
Total Corporate Bonds, Notes & Preferred Securities                   $477,386,241            101.80%
Total Foreign Bonds                                                      4,728,154              1.01%
Total Common Stocks                                                     83,588,052             17.83%
                                                                      ------------            -------
Total Investments                                                      565,702,447            120.64%
Receivables & Cash                                                      12,446,344              2.65%
                                                                      ------------            -------
Total Assets                                                           578,148,791            123.29%
Less Liabilities                                                      (109,223,076)           -23.29%
                                                                      ------------            -------
Total Net Assets                                                      $468,925,715            100.00%


Schedule of Investments

September 30, 2011
Corporate Bonds, Notes & Preferred
-------------------------------------------------------------------------------------------------------------
Securities--101.80% (d)                                                                         Value
Name of Issuer                                                          Principal               (Note B)
-------------------------------------------------------------------------------------------------------------
Advertising - 0.73%
-------------------------------------------------------------------------------------------------------------
Interpublic Group Co. Senior Unsecured Notes, 10%, 7/15/17              $ 3,000,000             $ 3,412,500

Aerospace/Defense - 4.69%
-------------------------------------------------------------------------------------------------------------
Alliant Techsystems, Inc. Senior Sub. Notes, 6.75%, 4/01/16              10,000,000              10,025,000
BE Aerospace, Inc. Senior Unsecured Notes, 8.5%, 7/01/18                  5,000,000               5,350,000
Moog, Inc. Senior Sub. Notes, 6.25%, 1/15/15                              3,500,000               3,500,000
Spirit Aerosystems, Inc. Notes, 7.5%. 10/01/17                            3,000,000               3,105,000
                                                                                                 ----------
                                                                                                 21,980,000

Automobile & Truck - 0.16%
-------------------------------------------------------------------------------------------------------------
Delphi Corp. Senior Unsecured Notes, 6.55%, 6/15/06 (a) (b)              36,950,000                 739,000


Building Products - 2.82%
-------------------------------------------------------------------------------------------------------------
Boise Cascade LLC Notes, 7.125%, 10/15/14                                 3,882,000               3,755,835
Builders Firstsource, Inc. Secured Notes, Series 144A, 13%,
2/15/16 (c)                                                              12,238,000               9,453,855
                                                                                                 ----------
                                                                                                 13,209,690

Chemicals - 6.35%
-------------------------------------------------------------------------------------------------------------
Kronos International, Inc. Senior Secured Notes, 6.5%,
4/15/13 EUR                                                              11,492,800              14,772,845
Polyone Corp. Senior Unsecured Notes, 7.375%, 9/15/20                    10,000,000              10,050,000
Reichhold Industries, Inc. Senior Notes, Series 144A, 9%,
8/15/14 (c)                                                               7,315,000               4,974,200
                                                                                                 ----------
                                                                                                 29,797,045

Construction & Farming - 1.54%
-------------------------------------------------------------------------------------------------------------
Southern States Co-op, Inc. Senior Notes, Series 144A,
11.25%, 5/15/15 (c)                                                       7,000,000               7,245,000


Drug Stores - 3.51%
-------------------------------------------------------------------------------------------------------------
Rite Aid Corp. Senior Secured Notes, 9.75%, 6/12/16                       3,000,000               3,165,000
Rite Aid Corp. Senior Secured Notes, 7.5%, 3/01/17                       13,398,000              12,795,090
Rite Aid Corp. Senior Secured Notes, 10.25%, 10/15/19                       500,000                 521,250
                                                                                                 ----------
                                                                                                 16,481,340

Electrical Utility - 3.10%
-------------------------------------------------------------------------------------------------------------
Homer City Funding LLC Senior Secured Notes, 8.137%,
10/01/19                                                                 17,280,000              14,515,200


Energy/Natural Resources - 23.54%
-------------------------------------------------------------------------------------------------------------
Clayton Williams Energy Notes Series 144A, 7.75%,
4/01/19 (c)                                                             $18,000,000            $ 15,480,000
Comstock Resources, Inc. Notes, 8.375%, 10/15/17                         18,000,000              17,280,000
Comstock Resources, Inc. Notes, 7.75%, 4/01/19                           10,000,000               9,350,000
RAAM Global Energy Co. Senior Secured Notes, 12.5%,
10/01/15                                                                 15,000,000              15,300,000
Stone Energy Corp. Senior Sub. Notes, 6.75%, 12/15/14                    18,087,000              17,363,520
Stone Energy Corp. Senior Notes, 8.625%, 2/01/17                         10,000,000               9,400,000
Swift Energy Co. Notes, 7.125%, 6/01/17                                  19,800,000              19,404,000
W & T Offshore, Inc. Senior Notes, Series 144A, 8.5%,
6/15/19 (c)                                                               7,000,000               6,790,000
                                                                                                -----------
                                                                                                110,367,520

Entertainment - 9.18%
-------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc. Senior Sub. Notes, 8%, 3/01/14                   26,780,000              25,842,700
Cinemark USA, Inc. Notes, 8.625%, 6/15/19                                 2,000,000               2,060,000
Wallace Theater Corp. Senior Secured Units, Series 144A, FRN
12.5%, 6/15/13 (c)                                                       15,500,000              15,151,250
                                                                                                 ----------
                                                                                                 43,053,950

Financial Services - 13.05%
-------------------------------------------------------------------------------------------------------------
Bank of America Corp. Junior Sub. PFD, 8% (e)                            30,000,000              24,900,000
Bank of America Corp. Junior Sub. PFD, 8.125% (e)                         3,000,000               2,490,000
Finova Group, Inc. Notes, 7.5%, 11/15/09 (a) (b)                          3,929,781                   8,207
Wells Fargo & Co. Junior Sub. PFD, 7.98% (e)                             32,818,000              33,802,540
                                                                                                 ----------
                                                                                                 61,200,747

Food Processing - 4.60%
-------------------------------------------------------------------------------------------------------------
B&G Foods, Inc. Senior Notes, 7.625%, 1/15/18                               500,000                 516,250
Chiquita Brands Intl. Senior Notes, 7.5%, 11/01/14                       14,150,000              13,973,125
Mrs. Fields Brands Senior Secured PIK Notes, 10%, 10/24/14                1,169,878                 526,445
Viskase Cos, Inc. Notes, Series 144A, 9.875%, 1/15/18 (c)                 6,500,000               6,565,000
                                                                                                 ----------
                                                                                                 21,580,820

Gaming - 1.08%
-------------------------------------------------------------------------------------------------------------
Las Vegas Sands Corp. Senior Secured Notes, 6.375%,
2/15/15                                                                   5,000,000               5,075,000
Wimar Opco LLC / Fin. Corp. Senior Sub. Notes, 9.625%,
12/15/14 (a)                                                              3,535,000                   1,768
                                                                                                  ---------
                                                                                                  5,076,768

Machine / Tools - 2.09%
-------------------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp. Notes, Senior Secured Notes, 9%,
12/15/17                                                                 10,000,000               9,800,000


Office Electronics - 3.10%
-------------------------------------------------------------------------------------------------------------
Pitney Bowes International Holdings PFD, Series 144A, 6.125%,
10/30/16 (c)                                                               $ 15,000            $ 14,535,937


Oil & Gas Drilling - 1.61%
-------------------------------------------------------------------------------------------------------------
Gulfmark Offshore, Inc. Notes, 7.75%, 7/15/14                             5,411,000               5,302,780
Key Energy Services, Inc. Notes, 6.75%, 3/01/21                             250,000                 240,625
Parker Drilling Co. Senior Notes, 9.125%, 4/01/18                         2,000,000               2,020,000
                                                                                                  ---------
                                                                                                  7,563,405

Packaging & Container - 9.38%
-------------------------------------------------------------------------------------------------------------
Constar, Inc. PFD Notes (f) (h)                                               9,432               2,735,228
Constar, Inc. Rollover Notes, FRN 8.186%, 5/31/15 (f)                     1,500,000               1,500,000
Constar, Inc. Shareholder PIK Notes, 11%, 12/31/17 (f)                    6,711,660               6,711,660
Jefferson Smurfit Corp. Notes, 8.25%, 10/01/12 (a) (g)                   15,250,000                 305,000
Jefferson Smurfit Corp. Senior Unsecured Notes, 7.5%,
6/01/13 (a) (g)                                                          15,405,000                 308,100
Sligan Holdings, Inc. Senior Unsecured Notes, 7.25%, 8/15/16             10,495,000              10,862,325
Smurfit-Stone Container Senior Unsecured Notes, 8%,
3/15/17 (a) (g)                                                           8,780,000                 175,600
Stone Container Senior Notes, 8.375%, 7/01/12 (a) (g)                     8,000,000                 160,000
Stone Container Notes, 7.375%, 7/15/14 (a) (g)                            5,000,000                 100,000
Tekni-Plex, Inc. Senior Secured Notes, 8.75%, 11/15/13                   24,500,000              21,131,250
                                                                                                 ----------
                                                                                                 43,989,163

Paper/Forest Products - 0.01%
-------------------------------------------------------------------------------------------------------------
American Tissue, Inc. Senior Secured Notes, Series B, 12.5%,
7/15/06 (a) (b) (f)                                                      14,061,292                  27,546


Publishing - 2.82%
-------------------------------------------------------------------------------------------------------------
AMO Escrow Corp. Senior Secured Notes, Series 144A, 11.5%,
12/15/17 (c)                                                             14,600,000              13,213,000


Telecom Equipment - 2.30%
-------------------------------------------------------------------------------------------------------------
Nortel Networks LTD Notes, 10.75%, 7/15/16 (a)                           10,000,000              10,800,000


Thrifts & Mortgage Finance - 6.14%
-------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc. Senior Unsecured Notes, 4%,
1/15/09 (a) (b)                                                           7,275,000               7,711,500
Washington Mutual, Inc. Senior Unsecured Notes, 5.5%,
8/24/11 (a) (b)                                                           4,243,000               4,667,300
Washington Mutual, Inc. Senior Unsecured Notes, 5%, 3/22/12 (a)           5,000,000               5,400,000
Washington Mutual, Inc. Senior Unsecured Notes, 5.25%,
9/15/17 (a)                                                              10,109,000              11,018,810
                                                                                                 ----------
                                                                                                 28,797,610

Total Corporate Bonds, Notes, & Preferred Securities
(cost - $544,664,499)                                                                          $477,386,241
                                                                                               ------------

Foreign Bonds                                                                                   Value
Name of issuer                                                          Principal               (Note B)
-------------------------------------------------------------------------------------------------------------
Foreign Bonds--1.01%
-------------------------------------------------------------------------------------------------------------
Republic of Argentina GDP Linked Security, FRN, 12/15/35                $34,386,574             $ 4,728,154
                                                                                                -----------
Total Foreign Bonds - (cost - $1,423,421)                                                       $ 4,728,154
                                                                                                -----------

Stocks                                                                  Number of               Value
Name of issuer                                                          Shares                  (Note B)
-------------------------------------------------------------------------------------------------------------
Common Stock--17.83%
-------------------------------------------------------------------------------------------------------------
Amtrol, Inc. (f) (h)                                                        640,565             $ 3,689,654
Citigroup, Inc                                                            1,315,384              33,693,561
Constar, Inc. (f) (h)                                                        93,512                      93
Core-Mark Holding Co., Inc. (h)                                             277,602               8,489,069
Groupe Eurotunnel SA                                                          7,349                  62,981
Harry and David (c) (f)                                                      59,819               4,486,425
International Airline Support Group (h)                                     219,540                     110
Kaiser Aluminum                                                               6,185                 273,872
MAXXAM, Inc. (h)                                                                800                 460,000
NL Industries                                                               510,200               6,392,806
Ormet Corp. (h)                                                             372,638               2,589,834
The Penn Traffic Co. (h)                                                    164,352                     164
Polymer Escrow (h) (f)                                                      843,103                 868,396
Prandium (h)                                                                869,935                  33,057
Rock-Tenn Co.                                                               150,640               7,333,155
Romacorp, Inc. (f) (h) (i)                                                   82,220               3,239,468
Safelite Realty Corp. (f) (h) (i)                                             7,403                  17,101
Trump Entertainment Resorts (h)                                             910,628               4,097,826
Viskase Cos., Inc. (h)                                                    2,096,128               7,860,480
                                                                                               ------------
Total Common Stocks - (cost - $187,735,008)                                                    $ 83,588,052

Total Investments - 120.64% (cost - $733,822,928)                                               565,702,447
                                                                                                -----------
Net Other Assets and Liabilities - (20.64%)                                                     (96,776,732)
                                                                                                -----------
Net Assets - 100%                                                                              $468,925,715
                                                                                               ============

(a) Non-income producing security due to default or bankruptcy filing.
(b) Security is in principal default. As of date of this report, the bond holders are in discussion with the issuer to negotiate repayment terms of principal.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $97,894,667 or 20.88% of total net assets.
(d) Portions of portfolio are available to be pledged to collaterize short term borrowings.
(e) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(f) Security is valued at fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees.
(g) Escrow security received as a result of reorganization plan.
(h) Non-income producing security.
(i) All or a portion of security is restricted. The aggregate market value of restricted securities as of September 30, 2011 is $3,256,569 which represents 0.69% of total net assets. Additional information on each holding is as follows:
                        Security Acquisition Date       Acquisition Cost
Romacorp, Inc.          11/15/06                        $4,118,756
Safelite Realty Corp.   09/29/00                        $ 965,195

EUR Principal is denoted in Euros
PIK Payment in Kind
FRN Floating Rate Note
PFD Preferred Security

Statement of Assets
and Liabilities
September 30, 2011
--------------------------------------------------------------------------------
Assets
--------------------------------------------------------------------------------
Investments - at market value (cost $733,822,928)                $565,702,447
Receivable for interest                                            10,602,233
Receivable for shares sold                                              5,215
Misc. receivable                                                    1,838,896
                                                                 ------------
Total Assets                                                      578,148,791

Liabilities
--------------------------------------------------------------------------------
Notes Payable                                                     108,134,700
Payable for shares repurchased                                        156,227
Payable for trustee fees                                              568,811
Accrued expenses                                                      363,338
                                                                 ------------
Total Liabilities                                                 109,223,076
                                                                 ------------
Net Assets                                                       $468,925,715
                                                                 ============
Net Assets Consist of:
Capital, at a $1.00 par value                                     $84,950,722
Paid in surplus                                                 1,073,210,785
Undistributed net investment income                                 1,661,233
Accumulated net realized loss on investments                     (522,776,544)
Net unrealized depreciation of investments                       (168,120,481)
                                                                -------------
Net Assets                                                       $468,925,715
                                                                =============
Net Asset Value, offering price and redemption price per share
($468,925,715/84,950,722 shares)                                        $5.52
                                                                        =====
The accompanying notes are an integral part of the financial statements.

Statement of Operations
--------------------------------------------------------------------------------
Year Ended September 30, 2011
--------------------------------------------------------------------------------
Investment Income
--------------------------------------------------------------------------------
Interest                                                          $48,621,759
Dividends                                                           1,211,988
Other Income                                                          244,214
                                                                  -----------
Total Income                                                       50,077,961

Expenses
--------------------------------------------------------------------------------
Trustee fees                                                       $3,150,078
Administrative expenses and salaries                                1,275,759
Interest expense                                                      654,914
Computer and related expenses                                         202,500
Legal fees                                                            188,000
Auditing fees                                                         187,170
Printing, postage and stationery fees                                 137,150
Custodian fees                                                        106,310
Commitment fees                                                       105,109
Insurance                                                              83,000
Registration and filing fees                                           42,380
Telephone                                                              19,350
Other expenses                                                         75,390
                                                                    ---------
Total Expenses                                                      6,227,110

Net Investment Income                                              43,850,851
                                                                   ----------
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from investment transactions             (57,315,487)
Change in unrealized appreciation (depreciation) of investments    18,011,184
                                                                  -----------
Net Increase (Decrease) in Net Assets Resulting from Operations    $4,546,548
                                                                  ===========

The accompanying notes are an integral part of the financial statements.

Statements of Changes
in Net Assets
                                                                Year Ended                      Year Ended
                                                                September 30,                   September 30,
                                                                2011                            2010
Increase (Decrease) in Net Assets
From Operations:
Net investment income                                           $43,850,851                     $61,445,955
Net realized gain (loss) from investment transactions           (57,315,487)                   (159,241,445)
Change in unrealized appreciation (depreciation) of investments  18,011,184                     190,932,315
                                                                -----------                     -----------
Net Increase (Decrease) in Net Assets Resulting from Operations   4,546,548                      93,136,825
                                                                -----------                     -----------
Distributions to Shareholders from Net Investment Income        (47,254,369)                    (55,609,145)
From Net Trust Share Transactions                              (211,958,644)                   (199,742,223)
                                                               ------------                    -------------
Total Increase (Decrease) in Net Assets                        (254,666,465)                   (162,214,543)
                                                               -------------                   -------------
Net Assets:
Beginning of Period                                             723,592,180                     885,806,723
                                                               -------------                   -------------
End of Period                                                  $468,925,715                    $723,592,180
                                                               =============                   =============
Undistributed Net Investment Income                              $1,661,233                      $4,516,142

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Per Share Data^                                 2011            2010            2009            2008            2007
Year Ended September 30,
Net Asset Value:
Beginning of Period                             $6.03           $5.74           $5.94           $7.68           $7.60
Income From Investment Operations:              -----           -----           -----           -----           -----
Net investment income                            0.40            0.47            0.39            0.56            0.54
Net realized and unrealized gain (loss) on
investment                                      -0.47            0.26           -0.15#          -1.74            0.10
                                                -----           -----           ------          -----           -----
Total from investment operations                -0.07            0.73            0.24            1.18            0.64
                                                -----           -----           ------          -----           ------
Less Distributions:
Net investment income                            0.44            0.44            0.44            0.56            0.56
                                                -----           -----           ------          -----           ------
Net Asset Value:
End of Period                                   $5.52           $6.03           $5.74           $5.94           $7.68

Total Return                                   -1.60%           13.14%          6.65%           -16.03%         8.54%
Ratios & Supplemental Data
Net assets end of period
(in millions)                                   $468,925.7      $723,592.2      $885,806.7      $703,572.7      $1,268,436.6
Ratio of operating expenses to average
net assets*                                     0.92%           0.84%           1.00%           1.00%           1.06%
Ratio of interest expense to average net
assets                                          0.10%           0.07%           0.09%           0.32%           0.38%
Ratio of net investment income to average
net assets                                      6.45%           7.84%           8.52%           8.14%           6.86%
Portfolio turnover rate                        33.34%          27.88%          25.68%          34.92%          45.61%


* Includes Interest Expense when applicable.
^ Per Share Data calculated using the Average Share Method.
# The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the Trust.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements for the
year ended September 30, 2011

Note A-Organization

Northeast Investors Trust (the "Trust"), a diversified open-end management investment company (a Massachusetts Trust), is registered under the Investment Company Act of 1940, as amended.

Note B-Significant Accounting Policies
Valuation of Investments: Securities for which market quotations are readily available are valued at market values determined on the basis of the last quoted sale prices prior to the close of the New York Stock Exchange (or the last quoted bid prices in the event there are no sales reported on that day) in the principal market in which such securities normally are traded, as publicly reported, or are furnished by recognized dealers in such securities. Securities may also be valued on the basis of valuations furnished by independent pricing services that use both dealer supplied valuations and evaluations based on expert analysis of market data and other factors if such valuations are believed to reflect more accurately the fair value of such securities. Such services may use various pricing techniques which take into account both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data as well as broker quotes.

Securities for which market quotations are not readily available (including restricted securities and private placements, if any) are valued at their fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees. Methodologies and factors used to fair value securities may include, but are not limited to, the analysis of current debt to cash flow, information of any recent sales, the analysis of the company's financial statements, quotations or evaluated prices from broker-dealers, information obtained from the issuer or analysts and the nature of the existing market for securities with characteristics similar to such obligations. The Trust may use fair value pricing for foreign securities if a material event occurs that may effect the price of a security after the close of the foreign market or exchange (or on days the foreign market is closed) but before the Trust prices its portfolio, generally at 4:00 p.m. ET. Fair value pricing may also be used for securities acquired as a result of corporate restructurings or reorganizations as reliable market quotations for such issues may not be readily available. When fair valuation is used, the value of an investment used to determine the Trust's net asset value may differ from published or quoted prices for the same investment. There can be no assurance that the Trust could obtain the fair value assigned to an investment if it were to sell the investment at the same time which the Trust determines its net asset value per share. The market value of securities fair valued on September 30, 2011 was $23,275,571, which represents 4.96% of net assets.

Federal Income Taxes: It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Income distributions, if any, are declared and paid quarterly for the Trust. Capital gains distributions, if any, are declared and paid annually.

The Trust has reviewed the tax positions for the open tax years as of September 30, 2011 and has determined that no provision for income tax is required in the Trust's financial statements. The Trust's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of the Trust's distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain on investment transactions, or from paid in capital, depending on the type of book/ tax differences that may exist.

State Income Taxes: Because the Trust has been organized by an Agreement and Declaration of Trust executed under the laws of the Commonwealth of Massachusetts, it is not subject to state income or excise taxes.

Net Asset Value: In determining the net asset value per share, rounding adjustments are made for fractions of a cent to the next higher cent.

Distributions and Income: Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid in surplus. The Trust's distributions and dividend income are recorded on the ex-dividend date. Interest income, which includes accretion of market discount, is accrued as earned. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premium. Certain securities held by the Trust pay interest in the form of cash or additional securities (known as Payment-in-kind or PIK); interest on such securities is recorded on the accrual basis.

Security Transactions: Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Credit Risk: Investments in high-yield securities involve greater degrees of credit and market risks than investments in higher-rated securities. Bonds which are rated as less than investment grade tend to be more susceptible to real or perceived adverse economic conditions.

Note C-Trustees' Compensation
Trustees' compensation has been computed at the rate of 1.8 of 1% of the net assets (before deduction of accrued Trustees' compensation) at the close of each quarter, from which the Trustees have paid certain expenses specified in the Declaration of Trust. For the year ended September 30, 2011 the Independent Trustees were aggregately paid $250,000 from the Trustee fees.

The total number of shares owned beneficially by the Trustees, officers and members of their immediate families on September 30, 2011 was 5,275,850 shares (6.21%).

Other Expenses: All non-asset based fees and expenses are accrued based on methodologies approved by the Board of Trustees.

Administrative Expenses & Salaries: Northeast Investors Trust incurs salary and administrative expenses for personnel performing transfer agent and dividend disbursement related functions.

Note D-Shares of Beneficial Interest
At September 30, 2011, there were unlimited shares of beneficial interest authorized with a par value of $1. Transactions in shares of beneficial interest were as follows:

                                                Year Ended                         Year Ended
                                                September 30, 2011                September 30 ,2010
                                        Shares          Amount                  Shares          Amount
Shares Sold                             39,446,495      $245,281,200            89,445,306      $532,328,453
Shares issued to shareholders in
reinvestment of distributions from net
investment income                        5,297,384        32,060,350             6,596,525         38,688,582
                                        ---------------------------------------------------------------------
                                        44,743,879       277,341,550            96,041,831        571,017,035
Shares repurchased                     (79,904,136)     (489,300,194)         (130,427,032)      (770,759,258)
                                        ---------------------------------------------------------------------
Net Increase (Decrease)                (35,160,257)    $(211,958,644)          (34,385,201)     $(199,742,223)
                                        ---------------------------------------------------------------------


Note E-Purchases and Sales of Investments

The cost of purchases and the proceeds from sales and maturities of securities, other than short-term and government securities, aggregated $237,087,162 and $386,200,347 respectively, for the year ended September 30, 2011.

Note F-Short-term Borrowings
Short-term bank borrowings, which do not require maintenance of compensating balances, are generally on a demand basis and are at rates equal to adjusted money market interest rates in effect during the period in which such loans are outstanding. At September 30, 2011 the Trust has unused lines of credit amounting to $91,865,300. The lines of credit may be terminated at the bank's option at their annual renewal dates. The following information relates to aggregate short-term borrowings during the year ended
September 30, 2011:

Average amount outstanding (total of daily outstanding
principal balances divided by the number of days with
debt outstanding during the period)                             57,112,255
Weighted average interest rate                                       1.41%

Note G-Repurchase Agreement
On a daily basis, the Trust invests uninvested cash balances into repurchase agreements secured by U.S. Government obligations. Securities pledged as collateral for repurchase agreements are held by the Trust's custodian bank until maturity of the repurchase agreement. Provisions of the agreement ensure that the market value of the collateral is sufficient in the event of default. However, in the event of default or bankruptcy by the other party to the agreement, realization and/ or retention of the collateralmay be subject to legal proceedings.

Note H-Additional Tax Information
The amount of distributions paid during the years ended September 30, 2010 and 2011 were $55,609,145 and $47,254,369, respectively, and were classified as ordinary income.

As of September 30, 2011 the components of accumulated earnings (losses) on a tax basis were as follows:

Undistributed ordinary income                                   1,661,233

Capital Loss Carryforward:
2012                                                          (34,826,775)
2013                                                           (7,636,627)
2014                                                          (56,723,408)
2015                                                          (53,488,548)
2016                                                          (35,052,024)
2017                                                         (100,070,501)
2018                                                          (15,862,511)
2019                                                         (159,796,299)
                                                             ------------
Total capital loss carryforward                              (463,456,693)
Timing Differences                                            (59,281,115)
Unrealized gains (losses) - net                              (168,159,217)

Total distributable earnings (losses) - net                  (689,235,792)

At September 30, 2011 the Trust's Post October loss deferral was ($59,281,115).

At September 30, 2011 the Trust's aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax cost                                                        733,861,664
Gross unrealized gain                                            30,834,779
Gross unrealized loss                                          (198,993,996)
                                                               -------------
Net unrealized security gain (loss)                            (168,159,217)
                                                               =============
Note I-Fair Value Measurements

Accounting Standards Codification ASC 820, "Fair Value Measurements and Disclosures" (ASC 820) established a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The various inputs that may be used to determine the value of the Trust's investments are summarized in the following fair value hierarchy:

Level 1--Unadjusted quoted prices in active markets for identical securities. Level 2--Other significant observable inputs based on data obtained from various pricing sources (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3--Significant unobservable inputs (including the Trust's own assumptions used to determine the fair value of investments).

The following table summarized the Trust's investment as of September 30, 2011, based on the inputs used to value them.

                                Level 1                 Level 2                 Level 3                 Total
Corporate Bonds                 --                      $390,683,330            $ 8,239,206             $398,922,536
Common Stock                    $67,126,108             $  4,160,807            $12,301,137             $ 83,588,052
Foreign Bonds                   --                      $  4,728,154            --                       $ 4,728,154
Preferred Security              --                      $ 75,728,477            $ 2,735,228             $ 78,463,705
                                ------------------------------------------------------------------------------------
                                $67,126,108             $475,300,768            $23,275,571             $565,702,447

There have been no transfers between Level 1 or Level 2 during the period.

At September 30, 2011, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:
                                                                                Net Change in
                        Beginning       Net                                     Unrealized      Net Transfers
                        Balance         Purchases /     Realized                Appreciation /  In / (Out) of
                        @ 9/30/2010     and (Sales)     Gain / (Loss)           (Depreciation)  Level 3                 Totals
Category                ------------------------------------------------------------------------------------------------------------
Corporate Bonds         $ 972,380       $ 7,085,070     $ (7,743,319)           $ 8,399,648     $(474,573)              $ 8,239,206
Common Stocks           6,909,246         4,295,743      (11,973,759)            12,201,511       868,396                12,301,137
Preferred Stock         --                2,735,228       --                     --               --                      2,735,228
Warrants                  491,048          (733,763)         170,390                 72,325       --                             --
                        ------------------------------------------------------------------------------------------------------------
Totals                 $8,372,674       $13,382,278     $(19,546,688)           $20,673,484     $ 393,823               $23,275,571
* Transfer into Level 3 is the result of a merger. Transfer out of Level 3 is the result of readily observable market levels.


Change in
Unrealized
Gain / (Loss) for
Positions Still
Held at
September 30, 2011
Corporate Bonds                                         $ 830
Common Stocks                                         225,898
Warrants                                                   --
                                                     --------
Totals                                               $226,728
                                                     ========

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of Northeast Investors Trust:
We have audited the accompanying statement of assets and liabilities of Northeast Investors Trust (the "Trust"), including the schedule of investments, as of September 30, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2011, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Northeast Investors Trust at September 30, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
November 22, 2011


Trustees & Officers

The Trustees of Northeast Investors Trust are Ernest E. Monrad, Bruce H. Monrad, Fred L. Glimp, Peter J. Blampied, Marshall I. Goldman, George P. Beal, Charles R. Daugherty and the Hon. Maurice H. Richardson. Under Massachusetts Law, the Trustees are generally responsible for overseeing the operation and management of the Trust. The table below provides certain information about the Trust's Trustees and Officers. The mailing address for the Trustees and Officers of the Trust is 125 High Street, Boston, MA 02110-2301.

The Trust's Statement of Additional Information (SAI) contains additional information about the Trustees. To request a free copy, call the Trust at 800-225-6704 or visit our website at www.northeastinvestors.com.

                                                                  Principal Occupation(s) /
Name/Age/Service*                       Position                  Other Directorships During the Past Five Years

AFFILIATED TRUSTEES AND FUND OFFICERS
Ernest E. Monrad#                       Trustee                   Trustee of Northeast Investors Trust; Director of
Age: 81                                                           New America High Income Fund, Inc.
Years of Service: 50

Bruce H. Monrad#                        Trustee and Chairman      Trustee and Chairman of Northeast Investors
Age: 49                                                           Trust
Years of Service: 18


Gordon C Barrett                        Executive Vice            Chief Financial Officer of Northeast Investors
Age: 54                                 President and Chief       Trust
Years of Service: 23                    Financial Officer


Robert B. Minturn                       Clerk, Vice President,    Officer of Northeast Investors Trust; Trustee and
Age: 72                                 and Chief Legal Officer   Officer of Northeast Investors Growth Fund
Years of Service: 31


David A. Randall                        Chief Compliance          Vice President Northeast Investors Trust
Age: 44                                 Officer
Years of Service: 11


INDEPENDENT TRUSTEES
Fred L. Glimp                           Trustee                   Special Assistant to President Emeritus and part
Age: 85                                                           time volunteer for Harvard's Alumni Affairs and
Years of Service: 30                                              Development Department

Peter J. Blampied                       Trustee                   President of Corcoran Management Co., Inc. until
Age: 69                                                           2008; Director of Access Capital Strategies, LLC
Years of Service: 11


Marshall I. Goldman                     Trustee                   Kathryn Wasserman Davis Professor of Russian
Age: 81                                                           Economics (Emeritus) at Wellesley College;
Years of Service: 7                                               Senior Scholar and Former Associate Director of
                                                                  the Davis Center for Russian and Eurasian
                                                                  Studies at Harvard University; Director of Century
                                                                  Bank & Trust Co.

George P. Beal                          Trustee                   Managing Partner, Boston Family Office, LLC
Age: 58
Years of Service: 7

Charles R. Daugherty                    Trustee                   Managing Partner, Stanwich Advisors, LLC
Age: 58
Years of Service: 7

Hon. Maurice H.                         Trustee                   Assistant Professor, Law & Psychiarty Program,
Richardson                                                        Department of Psychiatry, University of
Age: 83                                                           Massachusetts Medical School; Director of the
Years of Service: 7                                               Advisors Charitable Gift Fund.


* The Trustees serve until their resignation or either the appointment or election of a successor, and the Officers serve at the pleasure of the Trustees.

# Ernest E. Monrad and Bruce H. Monrad are father and son respectively.
Page 23





Trustees

Ernest E. Monrad
Peter J. Blampied
Charles R. Daugherty
Marshall I. Goldman
Fred L. Glimp
Bruce H. Monrad
George P. Beal
Hon. Maurice H. Richardson

Officers

Bruce H. Monrad, Chairman
Gordon C. Barrett, Executive Vice President & Chief Financial Officer Robert B. Minturn, Vice President, Clerk & Chief Legal Officer
David A. Randall, Vice President & Chief Compliance Officer
Chapin P. Mechem, Vice President
Nancy A. Holler, Assistant Vice President
Matthew D. Fratolillo, Assistant Vice President
Joseph R. Morrison, Assistant Vice President

Custodian
State Street Bank & Trust Co.
200 Clarendon Street
Boston, Massachusetts 02116

Legal Counsel
Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C.
One Financial Center
Boston, Massachusetts 02111

Transfer Agent
Northeast Investors Trust
125 High St.
Boston, Massachusetts 02110

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon St.
Boston, Massachusetts 02116

This report is prepared for the information of the shareholders of Northeast Investors Trust and must not be given to others unless preceded or accompanied by a copy of the current Prospectus by which all offerings of the Trust shares are made. It should be noted in reading this report and the letter to shareholders that the record of past performance is not a representation as to the Trust's future performance, and that the Trust's investments are subject to market risks.
For a free copy of the Trust's proxy voting guidelines or information on how the Trust voted proxies during the most recent 12 month period ended on June 30 visit www.northeastinvestors.com/media/proxyvotestrust.txt, call 1-800-225-6704 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov. Shares of the Trust are sold to investors at net asset value by Northeast Investors Trust 125 High St.
Boston, Massachusetts 02110
(800) 225-6704
The share price for Northeast Investors Trust is quoted daily in the Mutual Funds section of most major newspapers under several abbreviations including: NE Inv TR, NE Investors.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer. A copy of the code of ethics updated to November 29, 2009 is filed as Exhibit 12(a)(1) to the registrants's report on Form NCSR for the fiscal year ended September 30, 2009. The registrant did not make any amendements to the code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period.

Item 3. Audit Committee Financial Expert.

The registrant does not have an Audit Committee Financial Expert. Although the members of the registrant's Audit Committee have a variety of business and investment experience, none of them has been determined to meet the technical qualifications required in order to meet the definition of an Audit Committee Financial Expert under this Item. Certain of the registrant's trustees who are considered to be "interested persons" as defined in Section 2(a)(19) under the Investment Company of 1940, as amended, do possess such qualifications, but it has been determined that the Audit Committee should consist entirely of independent trustees. The Audit Committee, under its charter, has the ability to retain independent advisers if it deems it necessary or appropriate without the need to seek approval from the management of the Trust.

Item 4. Principal Accountant Fees and Services.

         (a) Audit Fees. The aggregate fees billed for the registrant's fiscal years ended September 30, 2011 and September 30, 2010 for professional services rendered by the registrant's principal accountant for the audit of its annual financial statements or services that are normally provided by such accountant in connection with statutory and regulatory filings were $106,800 and $104,310 respectively.


         (b) Audit-Related Fees. The aggregate fees billed for the registrant's fiscal years ended September 30, 2011 and September 30, 2010 for assurance and related services by the registrant's principal accountant reasonably related to the performance of the audit of the registrant's financial statements and not reported under Paragraph (a) of this Item were $68,400 and $66,870 respectively. Such services consisted of a report of the Trust's transfer agent's internal controls pursuant to rule 17AD-13, semi-annual report review and a report on the Trust's antimoney laundering controls and policies.


         (c) Tax Fees. The aggregate fees billed in the registrant's fiscal years ended September 30, 2011 and September 30, 2010 for professional services rendered by the registrant's principal accountant for tax matters were $12,800 and $12,480 respectively. Such services consisted of the preparation of the registrant's federal income and excise tax returns.


         (d) Other Fees. During the fiscal years ended September 30, 2011 and September 30, 2010 the aggregate fees billed for other services rendered by the registrant's principal accountant were $0.


         (e) It is the registrant's policy that all audit and non-audit services provided by the registrant's principal accountants be approved in advance by the Audit Committee, and all of the services described in Paragraphs (a) - (d) of this item were so approved.


         (f) The registrant has been advised by its independent accountants that less than 50% of the hours expended on the principal accountant's engagement to audit the Registrant's financial statements for its fiscal year ended September 30, 2011 were attributed to work performed by persons other than the principal accountants' full-time, permanent employees.


         (g)      Not applicable to the registrant.


         (h)      Not applicable to the registrant


Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.


Item 6. Schedule of Investments

Enclosed as part of Item 1 Above.

Securities reflected in the Schedule of Assets may be pledged as collateral to secure the Trust's bank borrowings.


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.


Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the registrant.


Item 9. Purchase of Equity Securities by Closed-End Management Company and Affiliated Purchasers

Not applicable to the registrant.


Item 10. Submission of Matters to a Vote of Security Holders

There have been no changes with respect to procedures for shareholders to recommend nominees for Trustee from the disclosure contained in the registrant's Proxy Statement for its Meeting of Beneficaries convened on May 16, 2005.


Item 11. Controls and Procedures.

(a) The registrant's principal executive and financial officers, after evaluating the effectiveness of the Company's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company
        Act of 1940, as amended), have concluded that, based on such evaluation, the registrant's disclosure controls and procedures were effective as of a date within 90 days of the filing of this report.

(b) The Registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 12. Exhibits.

(a) 99.CERT - Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) 99.906CERT - A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.








                                                              SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Northeast Investors Trust

By (Signature and Title)
                                    Bruce H. Monrad
                                    Chairman
                                    (principal executive officer)

Date: December 8, 2011


By (Signature and Title)
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)

Date: December 8, 2011


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
                                    Bruce H. Monrad
                                    Chairman
                                    (principal executive officer)

Date: December 8, 2011


By (Signature and Title)
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)

Date: December 8, 2011


Exhibit 99.CERT

Certification Pursuant to Section 302 of the Sarbanes-Oxley Act

I, Bruce H. Monrad, certify that:

1. I have reviewed this report on Form N-CSR of Northeast Investors Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal controls over financial reporting, or caused such internal controls over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the Registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date: December 8, 2011
                                            Bruce H. Monrad
                                            Chairman
                                            (principal executive officer)





Certification Pursuant to Section 302 of the Sarbanes-Oxley Act

I, Gordon C. Barrett, certify that:

1. I have reviewed this report on Form N-CSR of Northeast Investors Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal controls over financial reporting, or caused such internal controls over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting;

5. The Registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: December 8, 2011
                                            Gordon C. Barrett
                                            Treasurer
                                            (principal financial officer)








Exhibit 99.906CERT

Certification Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Pursuant to section 906 of the Sarbanes-Oxley Act of 2002 (subsections (a) and
(b) of section 1350, chapter 63 of title 18, United States Code), each of the undersigned officers of Northeast Investors Trust, a Massachusetts business trust (the "registrant"), does hereby certify, to such officer's knowledge, that:

The report on Form N-CSR for the period ended September 30, 2011 of the registrant (the "Form N-CSR") fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934, and the information contained in the N-CSR fairly presents, in all material respects, the financial condition and results of operations of the registrant.



Dated:  December 8, 2011
                                            Bruce H. Monrad
                                            Chairman
                                            (Principal Executive Officer)


Dated:  December 8, 2011
                                            Gordon C. Barrett
                                            Treasurer
                                            (Principal Financial Officer)

The foregoing certification is being furnished solely pursuant to section 906 of the Sarbanes-Oxley Act of 2002 and is not being filed as a separate disclosure document.

A signed original of this written statement required by Section 906 has been provided to the Company and will be retained by the Company and furnished to the Securities and Exchange Commission or its staff upon request.